Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 3,115,456	$ 4,031,757	$ 3,980,872
Operating income (loss)	(107,465)	477,916	473,597
Depreciation and amortization	566,194	613,943	607,493
Expenditures for long-lived assets	(225,746)	(342,497)	(441,044)
Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,163,998	2,292,845	2,361,690
Global Gaming
Segment Reporting Information [Line Items]
Revenue	951,458	1,738,912	1,619,182
Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0
Operating income (loss)	(543,738)	(398,899)	(433,542)
Depreciation and amortization	174,669	197,910	212,989
Expenditures for long-lived assets	(2,190)	(8,216)	(9,450)
Operating Segments
Segment Reporting Information [Line Items]
Revenue	3,115,456	4,031,757	3,980,872
Operating income (loss)	436,273	876,815	907,139
Depreciation and amortization	391,525	416,033	394,504
Expenditures for long-lived assets	(223,556)	(334,281)	(431,594)
Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,163,998	2,292,845	2,361,690
Operating income (loss)	641,930	697,267	763,799
Depreciation and amortization	235,767	228,972	223,126
Expenditures for long-lived assets	(148,679)	(167,349)	(202,412)
Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	951,458	1,738,912	1,619,182
Operating income (loss)	(205,657)	179,548	143,340
Depreciation and amortization	155,758	187,061	171,378
Expenditures for long-lived assets	(74,877)	(166,932)	(229,182)
Service
Segment Reporting Information [Line Items]
Revenue	2,639,558	3,100,868	3,195,930
Service | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,042,652	2,182,961	2,234,801
Service | Global Gaming
Segment Reporting Information [Line Items]
Revenue	596,906	917,907	961,129
Service | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0
Service | Operating Segments
Segment Reporting Information [Line Items]
Revenue	2,639,558	3,100,868	3,195,930
Service | Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,042,652	2,182,961	2,234,801
Service | Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	596,906	917,907	961,129
Product
Segment Reporting Information [Line Items]
Revenue	475,898	930,889	784,942
Product | Global Lottery
Segment Reporting Information [Line Items]
Revenue	121,346	109,884	126,889
Product | Global Gaming
Segment Reporting Information [Line Items]
Revenue	354,552	821,005	658,053
Product | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0
Product | Operating Segments
Segment Reporting Information [Line Items]
Revenue	475,898	930,889	784,942
Product | Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	121,346	109,884	126,889
Product | Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	$ 354,552	$ 821,005	$ 658,053